Fair Value of Financial Assets and Liabilities	12 Months Ended
Dec. 31, 2019
Fair Value of Financial Assets and Liabilities [abstract]
Fair Value of Financial Assets and Liabilities
40.	Fair Value of Financial Assets and Liabilities:

Banco de Chile and its subsidiaries have defined a corporate framework for valuation and control related with the process to the fair value measurement.

Within the established framework includes the Product Control Unit (PCU), which is independent of the business areas and reports to the Financial Management and Control Division Manager. This function befalls on the Financial Control and Treasury Manager, through the Financial Risk Information and Control Section is responsible for independent verification of price and results of trading (including derivatives) and investment operations and all fair value measurements.

To achieve the appropriate measurements and controls, the Bank and its subsidiaries, take into account at least the following aspects:

(i)	Industry standard valuation.

To value financial instruments, Banco de Chile uses industry standard modeling and inputs, including quota value, share price, discounted cash flows and valuation of options through Black-Scholes-Merton, according to the case. The input parameters for the valuation correspond to rates, prices and levels of volatility for different terms and market factors that are traded in the national and international market and that are provided by main sources of the market.

(ii)	Quoted prices in active markets.

The fair value for instruments with quoted prices in active markets is determined using daily quotes from electronic systems information (such as Bolsa de Comercio de Santiago, Bloomberg, LVA and Risk America, etc.). This quote represents the price at which these instruments are regularly traded in the financial markets.

(iii)	Valuation techniques.

If no specific quotes are available for the instrument to be valued, valuation techniques will be used to determine the fair value.

Due to the fact that, in general, the valuation models require a set of market parameters as inputs, the aim is to maximize information based on observable or prices-related quotations for similar instruments in active markets. To the extent there is no information available in direct from the markets, data from external suppliers of information, prices of similar instruments and historical information are used to validate the valuation parameters.

(iv)	Fair value adjustments.

Part of the fair value process considers two adjustments to the market value of each instrument calculated based on the market parameters. The Bid/offer adjustment represents the impact on the valuation of an instrument depending on whether the position corresponds to a long (bought) or a short (sold). To calculate this adjustment is used the direct quotes from active markets or indicative prices or derivatives of similar assets depending on the instrument, considering the Bid, Mid and Offer, respectively. Finally, the adjustment made for CVA and DVA for derivatives corresponds to the credit risk recognition of the issuer, either of the counterparty (CVA) or of Banco de Chile (DVA).

(v)	Fair value control.

A process of independent verification of prices and rates is executed daily, in order to control the market parameters used by Banco de Chile in the valuation of the financial instruments relating to the current state of the market and from them the best estimate derived of the fair value. The objective of this process is to control that the official market parameters provided by the respective business area, before being entered into the valuation, are within acceptable ranges of differences when compared to the parameters prepared independently by the Financial Risk Information and Control Section. As a result, value differences are obtained at the level of currency, product and portfolio.

In the event significant differences exist, these differences are scaled according to the amount of individual materiality of each market factor and aggregated at the portfolio level, according to the grouping levels within previously defined ranges. These ranges are approved by the Finance, International and Financial Risk Committee.

Complementary and in parallel, the Financial Risk Information and Control Section generates and reports on a daily basis Profit or Loss ("P&L") and Exposure to Market Risks, which allow for proper control and consistency of the parameters used in the valuation.

(vi)	Judgmental analysis and information to Management.

In particular, in cases where there are no market quotations for the instrument to be valued and there are no prices for similar transactions instruments or indicative parameters, a specific controls and reasoned analysis must be carried out in order to estimate the fair value of the operation. Within the valuation framework described in the Reasonable Value Policy (and its procedure) approved by the Board of Directors of Banco de Chile, a required level of approval is set in order to carry out transactions where market information is not available or it is not possible to infer prices or rates from it.

(a)	Fair value hierarchy

Banco de Chile and its subsidiaries, classify all the financial instruments among the following levels:

Level 1:	These are financial instruments whose fair value is calculated at quoted prices (unadjusted) in extracted from liquid and deep markets. For these instruments there are observable market prices (return internal rates, quote value, price) the observable market, so that assumptions are not required to determine the value.

In this level, the following instruments are considered: currency futures, debt instruments issued by Chilean Central Bank and Treasury, which belong to benchmarks, mutual fund investments and equity shares.

For the instruments of the Central Bank of Chile and the General Treasury of the Republic, all those mnemonics belonging to a Benchmark, in other words corresponding to one of the following categories published by the Santiago Stock Exchange, will be considered as Level 1: Pesos-02, Pesos-03, Pesos-04, Pesos-05, Pesos-07, Pesos-10, UF-02, UF-04, UF-05, UF-07, UF-10, UF-20, UF-30. A Benchmark corresponds to a group of mnemonics that are similar in duration and are traded in an equivalent way, i.e., the price (return internal rates in this case) obtained is the same for all the instruments that make up a Benchmark. This feature defines a greater depth of market, with daily quotations that allow classifying these instruments as Level 1.

In the case of debt issued by the Government, the internal rate of return of the market is used to discount all flows to present value. In the case of mutual funds and equity shares, the current market price per share, this multiplied by the number of instruments results in the fair value.

The preceding described valuation methodology is equivalent to the one used by the Bolsa de Comercio de Santiago (Santiago Stock Exchange) and corresponds with the standard methodology used in the market and is in accordance with standards used in IFRS.

Level 2:	They are financial instruments whose fair value is calculated based on prices other than in quoted in Level 1 that are observable for the asset or liability, directly (that is, as prices or internal rates of return) or indirectly (that is, derived from prices or internal rates of return from similar instruments). These categories include:

a)	Quoted prices for similar assets or liabilities in active markets.
b)	Quoted prices for identical or similar assets or liabilities in markets that are not active.
c)	Inputs data other than quoted prices that are observable for the asset or liability.
d)	Inputs data corroborated by the market.

At this level there are mainly derivatives instruments, debt issued by banks, debt issued by Chilean and foreign companies, issued in Chile or abroad, mortgage notes, financial brokerage instruments and some issuances by the Central Bank of Chile and the General Treasury of Chile, which do not belong to benchmarks.

To value derivatives, depends on whether they are impacted by volatility as a relevant market factor in standard valuation methodologies; for options the Black-Scholes-Merton formula is used; for the rest of the derivatives, forwards and swaps, discounted cash flows method is used.

For the remaining instruments at this level, as for debt issues of Level 1, the valuation is done through cash flows model by using an estimated yield to maturity that can be derived or estimated from internal rates of return of similar securities as mentioned above.

In the event that there is no observable price for an instrument in a specific term, the price will be inferred from the interpolation between periods that have observable quoted price in active markets. These models incorporate various market variables, including the credit quality of counterparties, exchange rates and interest rate curves.

Valuation Techniques and Inputs for Level 2 Instrument:

Type of Financial Instrument	Valuation Method	Description: Inputs and Sources
Local Bank and Corporate Bonds	Discounted cash flows model

Prices (internal rates of return) are provided by third party price providers that are widely used in the Chilean market.

Model is based on a Base Yield (Central Bank Bonds) and issuer spread.

The model is based on daily prices and risk/maturity similarities between Instruments.

Offshore Bank and Corporate Bonds		Prices (internal rates of return) are provided by third party price providers that are widely used in the Chilean market. Model is based on daily prices.
Local Central Bank and Treasury Bonds		Prices (internal rates of return) are provided by third party price providers that are widely used in the Chilean market. Model is based on daily prices.
Mortgage Notes

Prices (internal rates of return) are provided by third party price providers that are widely used in the Chilean market.

Model is based on a Base Yield (Central Bank Bonds) and issuer spread.

The model takes into consideration daily prices and risk/maturity similarities between instruments.

Time Deposits		Prices are provided by third party price providers that are widely used in the Chilean market. Model is based on daily prices and considers risk/maturity similarities between instruments.
Cross Currency Swaps, Interest Rate Swaps, FX Forwards, Inflation Forwards

Forward Points, Inflation forecast and local swap rates are provided by market brokers that are widely used in the Chilean market

Offshore rates and spreads are obtained from third party price providers that are widely used in the Chilean market.

Zero Coupon rates are calculated by using the bootstrapping method over swap rates.

FX Options	Black-Scholes Model	Prices for volatility surface estimates are obtained from market brokers that are widely used in the Chilean market.

Level 3:	These are financial instruments whose fair value is determined using non-observable inputs data neither for the assets or liabilities under analysis nor for similar instruments. An adjustment to an input that is significant to the entire measurement can result in a fair value measurement classified within Level 3 of the fair value hierarchy, if the adjustment uses significant non-observable data entry.

The instruments likely to be classified as Level 3 are mainly Corporate Debt by Chilean and foreign companies, issued both in Chile and abroad.

Valuation Techniques and Inputs for Level 3 Instrument:

Type of Financial Instrument	Valuation Method	Description: Inputs and Sources
Local Bank and Corporate Bonds	Discounted cash flows model	Since inputs for these types of securities are not observable by the market, we model interest rate of returns for them based on a Base Yield (Central Bank Bonds) and issuer spread. These inputs (base yield and issuer spread) are provided on a daily basis by third party price providers that are widely used in the Chilean market.
Offshore Bank and Corporate Bonds	Discounted cash flows model	Since inputs for these types of securities are not observable by the market, we model interest rate of returns for them based on a Base Yield (US-Libor) and issuer spread. These inputs (base yield and issuer spread) are provided on a weekly basis by third party price providers that are widely used in the Chilean market.

(b)	Level hierarchy classification and figures:

The following table shows the figures by hierarchy, for instruments recorded at fair value in the statement of financial position as of December 31, 2018 and 2019.

	Level 1		Level 2		Level 3		Total
	2018	2019	2018	2019	2018	2019	2018	2019
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Financial Assets
Financial assets held-for-trading
From the Chilean government and Central Bank	178,692	93,032	1,344,780	1,030,657	―	―	1,523,472	1,123,689
Other instruments issued in Chile	1,663	3,272	107,078	316,971	20,866	55,094	129,607	375,337
Instruments issued abroad	4,446	―	―	―	―	―	4,446	―
Mutual fund investments	87,841	373,329	―	―	―	―	87,841	373,329
Subtotal	272,642	469,633	1,451,858	1,347,628	20,866	55,094	1,745,366	1,872,355
Derivative contracts for trading purposes
Forwards	―	―	735,444	956,632	―	―	735,444	956,632
Swaps	―	―	738,130	1,761,952	―	―	738,130	1,761,952
Call options	―	―	4,839	4,961	―	―	4,839	4,961
Put options	―	―	120	1,076	―	―	120	1,076
Futures	―	―	―	―	―	―	―	―
Subtotal	―	―	1,478,533	2,724,621	―	―	1,478,533	2,724,621
Hedge derivative contracts
Fair value hedge (Swaps)	―	―	1,116	32	―	―	1,116	32
Cash flow hedge (Swaps)	―	―	34,298	61,562	―	―	34,298	61,562
Subtotal	―	―	35,414	61,594	―	―	35,414	61,594
Total	―	―	1,513,947	2,786,215	―	―	1,513,947	2,786,215
Financial assets at fair value through other comprehensive income
Debt instruments (1):
From the Chilean government and Central Bank	99,132	66,953	65,090	42,109	―	―	164,222	109,062
Instruments issued in Chile	―	―	747,653	1,221,862	23,021	7,069	770,674	1,228,931
Instruments issued abroad	―	―	108,544	19,853	―	―	108,544	19,853
Subtotal	99,132	66,953	921,287	1,283,824	23,021	7,069	1,043,440	1,357,846
Equity instruments:
Instruments issued in Chile	―	―	8,939	7,446	―	―	8,939	7,446
Instruments issued abroad	723	955	―	―	89	96	812	1,051
Subtotal	723	955	8,939	7,446	89	96	9,751	8,497
Total	99,855	67,908	930,226	1,291,270	23,110	7,165	1,053,191	1,366,343
Total	372,497	537,541	3,896,031	5,425,113	43,976	62,259	4,312,504	6,024,913

Financial liabilities
Derivative contracts for trading purposes
Forwards	―	―	631,089	673,932	―	―	631,089	673,932
Swaps	―	―	854,708	2,097,022	―	―	854,708	2,097,022
Call options	―	―	2,921	1,529	―	―	2,921	1,529
Put options	―	―	1,534	2,209	―	―	1,534	2,209
Futures	―	―	―	―	―	―	―	―
Subtotal	―	―	1,490,252	2,774,692	―	―	1,490,252	2,774,692
Hedge derivative contracts
Fair value hedge (Swaps)	―	―	6,164	9,286	―	―	6,164	9,286
Cash flow hedge (Swaps)	―	―	31,818	34,443	―	―	31,818	34,443
Subtotal	―	―	37,982	43,729	―	―	37,982	43,729
Total	―	―	1,528,234	2,818,421	―	―	1,528,234	2,818,421

(1)	As of December 31, 2019, 98% of instruments of Level 3 have denomination "Investment Grade". Also, 100% of total of these financial instruments correspond to domestic issuers.

(c)	Level 3 Reconciliation

The following tables show the reconciliation between the beginning and ending balances of instruments classified as Level 3, whose fair value is reflected in the Financial Statements.

	2018
	Balance as of January 1, 2018	Gain (Loss) Recognized in Income (1)	Gain (Loss) Recognized in Equity (2)	Purchases	Sales	Transfer from Level 1 and 2	Transfer to Level 1 and 2	Balance as of December 31, 2018
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Financial Assets
Financial assets held-for-trading:
Other instruments issued in Chile	8,012	176	—	48,740	(36,062)	—	—	20,866
Subtotal	8,012	176	—	48,740	(36,062)	—	—	20,866

Financial assets at fair value through OCI:
Debt instruments:
Other instruments issued in Chile	46,265	2,539	(292)	—	(20,520)	—	(4,971)	23,021
Equity instruments:
Instruments issued abroad	50	—	39	—	—	—	—	89
Subtotal	46,315	2,539	(253)	—	(20,520)	—	(4,971)	23,110

Total	54,327	2,715	(253)	48,740	(56,582)	—	(4,971)	43,976

	2019
	Balance as of January 1, 2019	Gain (Loss) Recognized in Income (1)	Gain (Loss) Recognized in Equity (2)	Purchases	Sales	Transfer from Level 1 and 2	Transfer to Level 1 and 2	Balance as of December 31, 2019
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Financial Assets
Financial assets held-for-trading:
Other instruments issued in Chile	20,866	(38)	—	48,017	(26,504)	13,368	(615)	55,094
Subtotal	20,866	(38)	—	48,017	(26,504)	13,368	(615)	55,094

Financial assets at fair value through OCI:
Debt instruments:
Other instruments issued in Chile	23,021	968	(517)	—	(18,177)	1,774	—	7,069
Equity instruments:
Instruments issued abroad	89	—	7	—	—	—	—	96
Subtotal	23,110	968	(510)	—	(18,177)	1,774	—	7,165

Total	43,976	930	(510)	48,017	(44,681)	15,142	(615)	62,259

(1)	It is recorded in the income statement under "Net financial operating income"
(2)	It is recorded in Equity under "Other Comprehensive Income"

(d)	Transfers between levels:

The following tables show transfers between levels for financial assets and liabilities whose fair value is recorded in the consolidated financial statements:

Transfers from level 1 to level 2
2018
Financial assets	MCh$

Financial assets held-for-trading instruments
From the Chilean Government and Central Bank	496

Instruments issued abroad
From the Chilean Government and Central Bank	―

Transfers from level 2 to level 1
2018
Financial assets	MCh$

Financial assets held-for-trading instruments
From the Chilean Government and Central Bank	―

Instruments issued abroad
From the Chilean Government and Central Bank	―

Transfers from level 1 to level 2
2019
Financial assets	MCh$

Financial assets held-for-trading instruments
From the Chilean Government and Central Bank	84

Financial assets at fair value through OCI
From the Chilean Government and Central Bank	―

Transfers from level 2 to level 1
2019
Financial assets	MCh$

Financial assets held-for-trading instruments
From the Chilean Government and Central Bank	17

Financial assets at fair value through OCI
From the Chilean Government and Central Bank	―

(e)	Sensitivity of Level 3 instruments to changes in key assumptions of the input parameters for the valuation model:

The following table shows the impact on the fair value of Level 3 financial instruments using alternative assumptions that are reasonably possible.

It is believed that the positive and negative impacts are similar:

	As of December 31, 2018		As of December 31, 2019
	Level 3	Sensitivity to changes in key assumptions of models	Level 3	Sensitivity to changes in key assumptions of models
Financial Assets	MCh$	MCh$	MCh$	MCh$
Financial assets held-for-trading
Other instruments issued in Chile	20,866	(26)	55,094	(466)
Subtotal	20,866	(26)	55,094	(466)
Financial assets at fair value through OCI
Debt instrument:
Other instruments issued in Chile	23,021	(195)	7,069	(86)
Equity instrument:
Instruments issued abroad	89	―	96	―
Subtotal	23,110	(195)	7,165	(86)
Total	43,976	(221)	62,259	(552)

With the purpose to determine the sensitivity of the financial investments to changes in significant market factors, the Bank has made alternative calculations at fair value, changing those key parameters for the valuation and which are not directly observable in screens. In the case of financial assets presented in the table above, which corresponds to bank bonds and corporate bonds, input prices, prices based on broker quotes or runs were used, considering that these instruments do not have current prices or observables. Prices are generally calculated as a base rate plus a spread. For local bonds, this was determined by applying only a 10% impact on the price, while for offshore bonds this was determined by applying only a 10% impact on the spread because the base rate is hedged with instruments on interest rate swaps so-called hedge accounting. The impact of 10% is considered a reasonable move considering the market performance of these instruments and comparing it against the adjustment bid/offer that is provided for by these instruments.

(f)	Other assets and liabilities not measured at fair value:

The following table summarizes the fair values of the Bank's main financial assets and liabilities that are not recorded at fair value in the Statement of Financial Position. The values shown in this note do not attempt to estimate the value of the Bank's income-generating assets, nor forecast their future behavior. The estimated fair value is as follows:

	Book Value		Fair Value
	2018	2019	2018	2019
	MCh$	MCh$	MCh$	MCh$
Assets
Cash and due from banks	880,081	2,392,166	880,081	2,392,166
Transactions in the course of collection	289,194	331,420	289,194	331,420
Investments under resale agreements	97,289	142,329	97,289	142,329
Subtotal	1,266,564	2,865,915	1,266,564	2,865,915
Loans and advances to banks
Domestic banks	99,776	149,974	99,776	149,974
Chilean Central Bank	1,100,831	630,053	1,100,831	630,053
Foreign banks	293,777	360,054	286,063	358,542
Subtotal	1,494,384	1,140,081	1,486,670	1,138,569
Loans to Customers at amortized cost
Commercial loans	15,209,534	16,039,411	14,949,852	15,988,330
Residential mortgage loans	8,017,743	9,163,019	8,451,099	9,888,506
Consumer loans	4,113,977	4,181,609	4,116,261	4,215,509
Subtotal	27,341,254	29,384,039	27,517,212	30,092,345
Total	30,102,202	33,390,035	30,270,446	34,096,829

Liabilities
Current accounts and other demand deposits	9,584,488	11,326,133	9,584,488	11,326,133
Transactions in the course of payment	44,436	98,869	44,436	98,869
Obligations under repurchase agreements	303,820	308,734	303,820	308,734
Saving accounts and time deposits	10,656,174	10,856,618	10,632,350	10,795,125
Borrowings from financial institutions	1,516,759	1,563,277	1,506,940	1,555,129
Other financial obligations	118,014	156,229	119,024	160,361
Subtotal	22,223,691	24,309,860	22,191,058	24,244,351
Debt issued
Letters of credit for residential purposes	15,040	10,229	15,982	11,081
Letters of credit for general purposes	1,328	669	1,411	725
Bonds	6,772,990	7,912,621	6,897,317	8,340,272
Subordinated bonds	686,194	889,895	732,611	1,004,621
Subtotal	7,475,552	8,813,414	7,647,321	9,356,699
Total	29,699,243	33,123,274	29,838,379	33,601,050

Other financial assets and liabilities not measured at their fair value, but for which a fair value is estimated, even if not managed based on such value, include assets and liabilities such as placements, deposits and other time deposits, debt issued, and other financial assets and obligations with different maturities and characteristics. The fair value of these assets and liabilities is calculated using the Discounted Cash Flow model and the use of various data sources such as yield curves, credit risk spreads, etc. In addition, because some of these assets and liabilities are not traded on the market, periodic reviews and analyzes are required to determine the suitability of the inputs and determined fair values.

(g)	Levels of other assets and liabilities:

The table below sets forth the fair value of Financial Assets/Liabilities not measured at fair value on the balance sheet, for the years ended December 31, 2018 and 2019:

	Level 1		Level 2		Level 3		Total
	Estimated Fair Value		Estimated Fair Value		Estimated Fair Value		Estimated Fair Value
	2018	2019	2018	2019	2018	2019	2018	2019
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Assets
Cash and due from banks	880,081	2,392,166	―	―	―	―	880,081	2,392,166
Transactions in the course of collection	289,194	331,420	―	―	―	―	289,194	331,420
Investments under resale agreements	97,289	142,329	―	―	―	―	97,289	142,329
Subtotal	1,266,564	2,865,915	―	―	―	―	1,266,564	2,865,915
Loans and advances to banks
Domestic banks	99,776	149,974	―	―	―	―	99,776	149,974
Central bank	1,100,831	630,053	―	―	―	―	1,100,831	630,053
Foreign banks	―	―	―	―	286,063	358,542	286,063	358,542
Subtotal	1,200,607	780,027	―	―	286,063	358,542	1,486,670	1,138,569
Loans to Customers at amortized cost
Commercial loans	―	―	―	―	14,949,852	15,988,330	14,949,852	15,988,330
Residential mortgage loans	―	―	―	―	8,451,099	9,888,506	8,451,099	9,888,506
Consumer loans	―	―	―	―	4,116,261	4,215,509	4,116,261	4,215,509
Subtotal	―	―	―	―	27,517,212	30,092,345	27,517,212	30,092,345
Total	2,467,171	3,645,942	―	―	27,803,275	30,450,887	30,270,446	34,096,829

Liabilities
Current accounts and other demand deposits	9,584,488	11,326,133	―	―	―	―	9,584,488	11,326,133
Transactions in the course of payment	44,436	98,869	―	―	―	―	44,436	98,869
Obligations under repurchase agreements	303,820	308,734	―	―	―	―	303,820	308,734
Savings accounts and time deposits	―	―	―	―	10,632,350	10,795,125	10,632,350	10,795,125
Borrowings from financial institutions	―	―	―	―	1,506,940	1,555,129	1,506,940	1,555,129
Other financial obligations	―	―	―	―	119,024	160,361	119,024	160,361
Subtotal	9,932,744	11,733,736	―	―	12,258,314	12,510,615	22,191,058	24,244,351
Debt Issued
Letters of credit for residential purposes	―	―	15,982	11,081	―	―	15,982	11,081
Letters of credit for general purposes	―	―	1,411	725	―	―	1,411	725
Bonds	―	―	6,897,317	8,340,272	―	―	6,897,317	8,340,272
Subordinate bonds	―	―	―	―	732,611	1,004,621	732,611	1,004,621
Subtotal	―	―	6,914,710	8,352,078	732,611	1,004,621	7,647,321	9,356,699
Total	9,932,744	11,733,736	6,914,710	8,352,078	12,990,925	13,515,236	29,838,379	33,601,050

We estimate fair values for these assets/liabilities, as follows:

●	Short-Term Financial Assets/Liabilities: For assets and liabilities with no specific maturity (on demand) or terms of less than three months we use the carrying or book values as proxies of their fair value, since their tenors are not believed to significantly affect their valuation. As a result, these assets/liabilities are categorized in Level 1. This assumption is applied to the following assets/liabilities:

Assets	Liabilities
- Cash and due from banks	- Current accounts and other demand deposits
- Transactions in the course of collection	- Transactions in the course of payments
- Investment under resale agreements	- Obligations under repurchase agreements
- Loans and advance to domestic banks

●	Loans to Customers at amortized cost and Advance to foreign banks: Fair value is determined by using the discounted cash flow model and internally generated discount rates, based on internal transfer rates derived from our internal transfer price process. Once the present value is determined, we deduct the related loan loss allowances in order to incorporate the credit risk associated with each contract or loan. As we use internally generated parameters for valuation purposes, we categorize these instruments in Level 3.

●	Letters of Credit and Bonds: In order to determine the present value of contractual cash flows, we apply the DCF model by using market interest rates that are available in the market, either for the instruments under valuation or instruments with similar features that fit valuation needs in terms of currency, maturities and liquidity. The market interest rates are obtained from third party price providers widely used by the market. As a result of the valuation technique and the quality of inputs (observable) used for valuation, we categorize these financial liabilities in Level 2.

●	Saving Accounts, Time Deposits, Borrowings from Financial Institutions, Subordinated Bonds and Other borrowings financial: The DCF model is used to obtain the present value of committed cash flows by applying a bucket approach and average adjusted discount rates that are derived from both market rates for instruments with similar features and our internal transfer price process. As we use internally generated parameters and/or apply significant judgmental analysis for valuation purposes, we categorize these financial assets/liabilities in Level 3.

(h)	Offsetting of financial assets and liabilities:

In accordance with IAS 32 Financial Instruments: Presentation, the Bank should report financial assets and financial liabilities on a net basis on the balance sheet only if there is a legally enforceable right to set off the recognized amounts and there is intention to settle on a net basis, or to realize the asset and settle the liability simultaneously. Because Bank's netting agreements do not qualify for balance sheet netting, it presents its financial instruments on a gross basis on the balance sheet.

The following table shows the impact of netting arrangements on all derivative financial instruments that are subject to enforceable master netting agreements or similar agreements (including financial collaterals), but do not qualify for balance sheet netting.

The "Net amounts" presented below are not intended to represent the Bank's actual exposure to credit risk, as a variety of credit mitigation strategies are employed in addition to netting and collateral arrangements.

	Effect of offsetting on balance sheet			Related amount not offset
	Gross amount	Amounts offset	Net amounts reported on the balance sheet	Financial Instruments	Financial Collateral	Net amount
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
As of December 31, 2018
Derivative financial assets	1,513,947	―	1,513,947	(1,007,130)	(30,036)	476,781
Derivative financial liabilities	1,528,234	―	1,528,234	(1,007,130)	(233,450)	287,654

	Effect of offsetting on balance sheet			Related amount not offset
	Gross amount	Amounts offset	Net amounts reported on the balance sheet	Financial Instruments	Financial Collateral	Net amount
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
As of December 31, 2019
Derivative financial assets	2,786,215	―	2,786,215	(2,113,970)	(43,337)	628,908
Derivative financial liabilities	2,818,421	―	2,818,421	(2,113,970)	(418,988)	285,463

Derivative assets and liabilities

The "Financial Instruments" column identifies financial assets and liabilities that are subject to set off under netting agreements, such as the ISDA Master Agreement of derivative exchange or clearing counterparty agreements, whereby all outstanding transactions with the same counterparty could be offset and close-out netting applied across all outstanding transaction covered by the agreements if an event of default or other predetermined events occur ("early contract termination").

Financial collateral refers to cash and non-cash collateral obtained, typically daily or weekly, to cover the net exposure between counterparties by enabling the collateral to be realized in an event of default or if other predetermined events occur ("early contract termination").